TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade receivables [Line Items]
Trade receivables	$ 4,545	$ 6,430
Trade receivables, net – Non-current	0	0
Current accounts	1,586,615	2,092,361
Trade receivables with related parties	23,251	26,183
Trade receivables, net	1,562,058	2,065,499
Accumulated impairment
Disclosure of trade receivables [Line Items]
Trade receivables	(4,545)	(6,430)
Trade receivables, net	$ (47,808)	$ (53,045)